Loans - Loan Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 1,561,941	$ 1,164,661
Allowance for loan losses	(13,679)	(13,134)
Net loans	1,548,262	1,151,527
Commercial and Agriculture [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	177,101	152,473
Commercial Real Estate Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	210,121	164,099
Commercial Real Estate Non Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	523,598	425,623
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	457,850	268,735
Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	135,195	97,531
Farm Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	38,513	39,461
Consumer and Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 19,563	$ 16,739